Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	3,253.15	[1]
Total Transaction Valuation	23,556,490	[2]
Net Fee	$ 3,253.15	[1]

[1]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.
[2]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (“Shares”), based upon the net asset value per Share as of November 30, 2025 of $25.20. This amount is based upon the offer to purchase up to 934,781.32 Shares.